STOCK-BASED COMPENSATION - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		58.00%	51.80%	47.40%
Expected term (in years)		4 years 4 months 28 days	5 years 11 months 26 days	5 years 10 months 24 days
Risk-free interest rate		0.80%	0.30%	1.80%
Expected dividend yield		0.00%	0.00%	0.00%